LONG-TERM DEBT	6 Months Ended
Jul. 06, 2019
Financial Instruments [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(US $ millions)	Jul 6, 2019	Dec 31, 2018
Principal value
5.375% senior secured notes due December 2020	$240	$240
6.25% senior secured notes due April 2023	315	315
5.75% senior secured notes due July 2027	350	—
	905	555
Less: Unamortized debt issue costs	(9)	(5)
Less: Current portion	(240)	—
	$656	$550
Senior Secured Notes Due 2027
On June 24, 2019, the Company completed the issuance of $350 million in senior secured notes due July 2027 with an interest rate of 5.75%. Debt issue costs of $6 million were incurred in connection with the issuance. The notes rank pari passu with the Company's existing senior secured notes due in 2020 and 2023 and committed revolving bank lines. On July 17, 2019, the Company used the proceeds to redeem, prior to maturity, the $240 million senior secured notes due December 2020. A premium of $9 million was paid on the early redemption. In addition, a $1 million non-cash charge related to net unamortized debt issue costs was recognized.
Revolving Bank Lines
The Company has an aggregate commitment of $245 million under committed revolving bank lines which bear interest at money market rates plus a margin that varies with the Company’s credit rating. The maturity date of the total aggregate commitment is May 2021. The bank lines are secured by a first lien on the Company’s North American OSB inventory and property, plant and equipment. This lien is shared pari passu with holders of the 2020, 2023 and 2027 senior secured notes.
At period-end, none (December 31, 2018 – none) of the revolving bank lines were drawn as cash, $9 million (December 31, 2018 – $8 million) was utilized for letters of credit and guarantees and $236 million (December 31, 2018 – $237 million) was available to support short-term liquidity requirements.
The revolving bank lines contain two quarterly financial covenants: minimum tangible net worth of $500 million and maximum net debt to total capitalization, book basis, of 65%. The Company was in compliance with the financial covenants at period-end.